Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation and amortization expense from continuing operations	$ 128	$ 131	$ 183	$ 171	$ 168
Depreciation and amortization	126	129	513	524	554
Capital leases and other financing obligations [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation and amortization			7	7	7
Capital leases and other financing obligations			$ 139	$ 144